Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 27,135,940	¥ 31,668,629
Available-for-sale debt securities, Gross unrealized gains	52,713	34,586
Available-for-sale debt securities, Gross unrealized losses	225,827	280,248
Available-for-sale debt securities	26,962,826	31,422,967
Held-to-maturity debt securities, Amortized cost	22,739,448	24,843,962
Held-to-maturity debt securities, Gross unrealized gains	50,169	13,720
Held-to-maturity debt securities, Gross unrealized losses	240,984	300,168
Held-to-maturity debt securities, fair value	22,548,633	24,557,514
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	18,761,335	23,287,730
Available-for-sale debt securities, Gross unrealized gains	10,245	5,768
Available-for-sale debt securities, Gross unrealized losses	131,338	126,098
Available-for-sale debt securities	18,640,242	23,167,400
Held-to-maturity debt securities, Amortized cost	13,842,654	15,191,741
Held-to-maturity debt securities, Gross unrealized gains	14,647	4,745
Held-to-maturity debt securities, Gross unrealized losses	133,864	97,603
Held-to-maturity debt securities, fair value	13,723,437	15,098,883
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	871,795	1,055,564
Available-for-sale debt securities, Gross unrealized gains	11	227
Available-for-sale debt securities, Gross unrealized losses	11,188	9,800
Available-for-sale debt securities	860,618	1,045,991
Held-to-maturity debt securities, Amortized cost	2,216,346	1,999,182
Held-to-maturity debt securities, Gross unrealized gains	987	2,048
Held-to-maturity debt securities, Gross unrealized losses	23,987	16,328
Held-to-maturity debt securities, fair value	2,193,346	1,984,902
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	3,487,233	3,428,199
Available-for-sale debt securities, Gross unrealized gains	16,365	4,981
Available-for-sale debt securities, Gross unrealized losses	73,603	130,629
Available-for-sale debt securities	3,429,995	3,302,551
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	937,702	1,019,832
Available-for-sale debt securities, Gross unrealized gains	9,761	10,685
Available-for-sale debt securities, Gross unrealized losses	5,440	4,049
Available-for-sale debt securities	942,023	1,026,468
Held-to-maturity debt securities, Amortized cost	191,305	119,490
Held-to-maturity debt securities, Gross unrealized gains	157	93
Held-to-maturity debt securities, Gross unrealized losses	544	179
Held-to-maturity debt securities, fair value	190,918	119,404
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,173,805	1,229,615
Available-for-sale debt securities, Gross unrealized gains	266	255
Available-for-sale debt securities, Gross unrealized losses	314	345
Available-for-sale debt securities	1,173,757	1,229,525
Held-to-maturity debt securities, Amortized cost	4,670,796	4,952,083
Held-to-maturity debt securities, Gross unrealized gains	29,014	3,153
Held-to-maturity debt securities, Gross unrealized losses	81,381	179,537
Held-to-maturity debt securities, fair value	4,618,429	4,775,699
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,402,431	1,239,772
Available-for-sale debt securities, Gross unrealized gains	10,739	9,251
Available-for-sale debt securities, Gross unrealized losses	515	1,877
Available-for-sale debt securities	1,412,655	1,247,146
Held-to-maturity debt securities, Amortized cost	1,818,347	2,581,466
Held-to-maturity debt securities, Gross unrealized gains	5,364	3,681
Held-to-maturity debt securities, Gross unrealized losses	1,208	6,521
Held-to-maturity debt securities, fair value	1,822,503	2,578,626
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	501,639	407,917
Available-for-sale debt securities, Gross unrealized gains	5,326	3,419
Available-for-sale debt securities, Gross unrealized losses	3,429	7,450
Available-for-sale debt securities	¥ 503,536	¥ 403,886